Risk management - Forborne Loans Roll Forward (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in the portfolio
Beginning balance	€ 903,013	€ 840,004
Balance at end of year		903,013
Credit risk | Forborne loan portfolio
Forborne Loan Portfolio
Percentage of loans covered by specific allowance	26.00%
Changes in the portfolio
Beginning balance	€ 36,164	37,365
Refinancing and restructuring of the period	10,191	12,675
Memorandum item: Impact recorded in the income statement for the period	2,659	2,406
Debt repayment	(11,126)	(9,107)
Foreclosure	(731)	(950)
Derecognized from the consolidated balance sheet	(3,660)	(5,334)
Other changes	(311)	1,515
Balance at end of year	€ 30,527	€ 36,164
Credit risk | Forborne loan portfolio | With property collateral
Forborne Loan Portfolio
Percentage of loans secured	52.00%
Performing | Credit risk | Forborne loan portfolio
Forborne Loan Portfolio
Performing loans, number of days past due criteria	90 days
Credit exposure, percentage of total loans	51.00%
Nonperforming | Credit risk | Forborne loan portfolio
Forborne Loan Portfolio
Percentage of loans covered by specific allowance	42.00%